                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4975
--------------------------------------------------------------------------------
                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                   Date of fiscal year end: November 30, 2002
--------------------------------------------------------------------------------
                     Date of reporting period: May 31, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
SEMIANNUAL REPORT 5/31/03

MASSACHUSETTS INVESTORS GROWTH
STOCK FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

The fund seeks long-term growth of capital and future income rather than current income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     36
----------------------------------------------------
TRUSTEES AND OFFICERS                             44
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       46
----------------------------------------------------
CONTACT INFORMATION                               47
----------------------------------------------------
ASSET ALLOCATION                                  48

-------------------------------------------------------------------------------
NOT FDIC INSURED                 AY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    June 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Beleaguered by a weak economy and war-related fear and uncertainty, large-cap growth stocks - as measured by the fund's benchmark, the Russell 1000 Growth Index (the Russell Index) - dropped more than 9% during the first three months of the period. Subsequently, evidence that the worst imaginable outcomes in Iraq had been avoided, together with better-than-expected first-quarter earnings reports and continued low interest rates, helped stocks register a modest gain over the full six-month period. Twelve of the thirteen market sectors we track moved higher, as measured by the Russell Index, with the energy and the utilities and communications sectors showing the strongest returns.

PERFORMANCE DETRACTORS

Positioning among industrial goods and services firms was the largest detractor from relative performance. Our shares of Tyco International underperformed despite the company's efforts to clarify its accounting and bolster its balance sheet. Holdings in Northrop Grumman also disappointed, as a number of one-time charges masked otherwise good operating performance. Finally, the portfolio's significant underweighting in General Electric also held back results as GE outperformed during the period.

-----------------------------------------------

TOP 5 STOCK HOLDINGS
AS OF 5/31/03

MICROSOFT CORP.                            3.3%
Computer software and systems company
-----------------------------------------------
THE HOME DEPOT                             2.5%
Home improvement retailer
-----------------------------------------------
VIACOM, INC.                               2.4%
Diversified media and entertainment
company
-----------------------------------------------
PFIZER, INC.                               2.4%
Pharmaceutical products company
-----------------------------------------------
CISCO SYSTEMS, INC.                        2.2%
Computer network developer
-----------------------------------------------
The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------

Stock selection among retailers was also negative for performance. Bad weather, high gas prices, and tough year-over-year sales comparisons set back a host of companies in this group, including Kohl's, CVS, Target, and TJX Companies.

In the business services arena, our position in Automatic Data Processing hurt performance. Through the first half of the period, the company had managed amid a weak environment - soft demand for its payroll and financial services trade processing services - by cutting costs. In March of 2003, however, ADP management signaled that they would add back some incremental expenses and take some other actions that we felt would dampen future earnings growth. The stock fell on the news of the change in strategy, and we sold our position.

PERFORMANCE CONTRIBUTORS

Portfolio performance was boosted by our holdings in the heath care and technology sectors. In health care, some biotechnology positions delivered robust results. Chief among these was Genentech, whose shares climbed dramatically following the release of favorable test results for Avastin, the company's experimental colon cancer drug. It is hoped that the compound may be the first of a new generation of medications designed to combat cancer by cutting off blood supply to tumors. Our position in Amgen rose as the company successfully launched three new products, while Gilead
Sciences beat consensus expectations and Genzyme won FDA approval for two new drugs.

Relative performance was also helped by the fund's underexposure to hospital giant Tenet Healthcare and drug distributor Cardinal Health, both of which had problems over the period. These stocks were sold out of the portfolio by period-end. The portfolio also benefited by not owning HCA, another hospital firm whose stock declined over the period.

Positive stock selection in technology, particularly among software names, was another source of relative strength. Newly won contracts and stable pricing were factors that led to a sharp rebound in the stock of storage provider VERITAS Software. Our relative underweighting in Microsoft, which traded lower during the period, also helped results.

On an individual stock basis, USA Interactive was a major contributor. The company, which changed its name to InterActiveCorp shortly after the period ended, consolidated its corporate structure by buying the stock it did not already own in subsidiaries Ticketmaster, Expedia, and Hotels.com. We believe those actions set the course for potential future growth opportunities. Our position in The Home Depot also reaped rewards as that company showed progress in improving sales and controlling expenses.

/s/ Stephen Pesek

    Stephen Pesek
    Portfolio Manager

The opinions expressed in this report are those of the Portfolio Manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

             Class
  Share    inception
  class      date       6-mo         1-yr         3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A       1/1/35       --          -10.43%     -17.26%     -1.48%     10.18%
------------------------------------------------------------------------------
    B       9/7/93       --          -11.02%     -17.79%     -2.12%      9.40%
------------------------------------------------------------------------------
    C       11/3/97      --        -10.98%       -17.78%     -2.11%      9.78%
------------------------------------------------------------------------------
    I       1/2/97       --        -10.09%       -16.96%     -1.12%     10.41%
------------------------------------------------------------------------------
    J      12/18/00      --        -11.04%       -17.71%     -1.80%      9.99%
------------------------------------------------------------------------------
    R      12/31/02      --        -10.43%       -17.26%     -1.48%     10.18%
------------------------------------------------------------------------------
  529A      7/31/02      --        -10.70%       -17.34%     -1.53%     10.14%
------------------------------------------------------------------------------
  529B      7/31/02      --        -11.03%       -17.44%     -1.61%     10.10%
------------------------------------------------------------------------------
  529C      7/31/02      --        -11.11%       -17.47%     -1.63%     10.09%
------------------------------------------------------------------------------

Comparative benchmarks

---------------------
Average annual
---------------------

------------------------------------------------------------------------------
Average large-cap
growth fund+            3.39%         -9.88%     -18.58%     -3.71%      6.84%
------------------------------------------------------------------------------
Standard & Poor's
500 Stock Index#        3.86%         -8.07%     -10.85%     -1.07%      9.93%
------------------------------------------------------------------------------
Russell 1000 Growth
Index#                  3.85%         -7.85%     -19.97%     -4.16%      8.04%
------------------------------------------------------------------------------

---------------------
Average annual with
sales charge
---------------------

  Share
  class                 6-mo         1-yr         3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A                    --          -15.58%     -18.88%     -2.64%      9.52%
------------------------------------------------------------------------------
    B                    --          -14.58%     -18.55%     -2.42%      9.40%
------------------------------------------------------------------------------
    C                    --          -11.87%     -17.78%     -2.11%      9.78%
------------------------------------------------------------------------------
    J                    --          -14.60%     -18.82%     -2.60%      9.55%
------------------------------------------------------------------------------
  529A                   --          -15.83%     -18.96%     -2.69%      9.49%
------------------------------------------------------------------------------
  529B                   --          -14.34%     -18.15%     -1.89%     10.10%
------------------------------------------------------------------------------
  529C                   --          -11.93%     -17.47%     -1.63%     10.09%
------------------------------------------------------------------------------

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.


---------------------
Cumulative without
sales charge
---------------------

------------------------------------------------------------------------------
    A                     3.21%      -10.43%     -43.36%     -7.17%    163.54%
------------------------------------------------------------------------------
    B                     2.80%      -11.02%     -44.45%    -10.15%    145.64%
------------------------------------------------------------------------------
    C                     2.82%      -10.98%     -44.42%    -10.11%    154.15%
------------------------------------------------------------------------------
    I                     3.37%      -10.09%     -42.74%     -5.47%    169.27%
------------------------------------------------------------------------------
    J                     2.84%      -11.04%     -44.28%     -8.68%    159.24%
------------------------------------------------------------------------------
    R                     3.21%      -10.43%     -43.36%     -7.17%    163.54%
------------------------------------------------------------------------------
  529A                    3.01%      -10.70%     -43.52%     -7.44%    162.77%
------------------------------------------------------------------------------
  529B                    2.81%      -11.03%     -43.73%     -7.79%    161.78%
------------------------------------------------------------------------------
  529C                    2.71%      -11.11%     -43.78%     -7.87%    161.56%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

RUSSELL 1000 GROWTH INDEX - Measures the performance of large-cap U.S. growth stocks.

STANDARD & POOR'S 500 STOCK INDEX (THE S&P 500) - A commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class J results, including sales charge, reflects the deduction of the maximum 4% sales charge and are available only to residents of Japan. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for these and other risks.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 5/31/03
----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES                 $ VALUE
----------------------------------------------------------------------------------------------------
U.S. Stocks - 92.5%
----------------------------------------------------------------------------------------------------
Aerospace - 0.9%
----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                              301,500             $26,516,925
----------------------------------------------------------------------------------------------------
United Technologies Corp.                                         1,011,300              69,021,225
----------------------------------------------------------------------------------------------------
                                                                                        $95,538,150
----------------------------------------------------------------------------------------------------
Airlines - 0.1%
----------------------------------------------------------------------------------------------------
JetBlue Airways Corp.*                                              315,500             $10,663,900
----------------------------------------------------------------------------------------------------

Automotive - 0.6%
----------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                             1,527,600             $64,403,616
----------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 1.8%
----------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                        3,225,300             $93,340,182
----------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                         917,600              44,200,792
----------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                       1,826,100              53,997,777
----------------------------------------------------------------------------------------------------
                                                                                       $191,538,751
----------------------------------------------------------------------------------------------------
Biotechnology - 6.1%
----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                         5,140,900            $229,027,095
----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                      3,464,900             224,213,679
----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                  1,510,500              94,572,405
----------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                    1,372,000              65,156,280
----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                              671,200              35,412,512
----------------------------------------------------------------------------------------------------
                                                                                       $648,381,971
----------------------------------------------------------------------------------------------------
Business Machines - 1.9%
----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                               1,956,200             $38,145,900
----------------------------------------------------------------------------------------------------
International Business Machines Corp.                             1,831,500             161,245,260
----------------------------------------------------------------------------------------------------
                                                                                       $199,391,160
----------------------------------------------------------------------------------------------------
Business Services - 2.3%
----------------------------------------------------------------------------------------------------
Apollo Group, Inc.*                                                 381,600             $22,293,072
----------------------------------------------------------------------------------------------------
First Data Corp.                                                  4,750,500             196,765,710
----------------------------------------------------------------------------------------------------
Manpower, Inc.                                                      663,400              23,073,052
----------------------------------------------------------------------------------------------------
                                                                                       $242,131,834
----------------------------------------------------------------------------------------------------

Computer Hardware - Systems - 2.6%
----------------------------------------------------------------------------------------------------
Dell Computer Corp.*                                              5,478,200            $171,412,878
----------------------------------------------------------------------------------------------------
Intel Corp.                                                       5,022,500             104,668,900
----------------------------------------------------------------------------------------------------
                                                                                       $276,081,778
----------------------------------------------------------------------------------------------------
Computer Software - 1.5%
----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                    12,323,200            $160,324,832
----------------------------------------------------------------------------------------------------

Computer Software - Personal Computers - 3.6%
----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                  13,821,600            $340,149,576
----------------------------------------------------------------------------------------------------
Symantec Corp.*                                                   1,120,700              50,678,054
----------------------------------------------------------------------------------------------------
                                                                                       $390,827,630
----------------------------------------------------------------------------------------------------
Computer Software - Services - 0.8%
----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                           3,052,080             $84,695,220
----------------------------------------------------------------------------------------------------

Computer Software - Systems - 0.3%
----------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.*                                     1,890,500             $26,277,950
----------------------------------------------------------------------------------------------------
EMC Corp.*                                                          514,300               5,564,726
----------------------------------------------------------------------------------------------------
                                                                                        $31,842,676
----------------------------------------------------------------------------------------------------
Conglomerates - 5.2%
----------------------------------------------------------------------------------------------------
General Electric Co.                                              7,281,700            $208,984,790
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                           9,260,700             163,914,390
----------------------------------------------------------------------------------------------------
USA Interactive, Inc.*                                            4,908,300             188,724,135
----------------------------------------------------------------------------------------------------
                                                                                       $561,623,315
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.6%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                3,221,100            $133,031,430
----------------------------------------------------------------------------------------------------
Avery Dennison Corp.                                                782,800              43,429,744
----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                               3,388,300             206,483,002
----------------------------------------------------------------------------------------------------
Cintas Corp.                                                        244,700               9,058,794
----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                              1,152,300             105,804,186
----------------------------------------------------------------------------------------------------
                                                                                       $497,807,156
----------------------------------------------------------------------------------------------------
Electronics - 4.7%
----------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                         6,857,300             $16,046,082
----------------------------------------------------------------------------------------------------
Altera Corp.*                                                     2,127,500              41,018,200
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                             5,117,700             197,287,335
----------------------------------------------------------------------------------------------------
Lam Research Corp.*                                               1,315,600              23,496,616
----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                           1,731,200              62,946,432
----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                        2,213,700              52,708,197
----------------------------------------------------------------------------------------------------
Micron Technology, Inc.                                             921,200             $10,427,984
----------------------------------------------------------------------------------------------------
National Semiconductor Corp.*                                     1,847,300              46,108,608
----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                             341,500              11,832,975
----------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                           187,500               2,512,500
----------------------------------------------------------------------------------------------------
Teradyne, Inc.*                                                   1,599,700              27,434,855
----------------------------------------------------------------------------------------------------
Zebra Technologies Corp.*                                           100,000               7,298,900
----------------------------------------------------------------------------------------------------
                                                                                       $499,118,684
----------------------------------------------------------------------------------------------------
Entertainment - 7.0%
----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                           11,331,700            $172,468,474
----------------------------------------------------------------------------------------------------
Carnival Corp.                                                    1,781,600              54,516,960
----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                               3,799,000             154,619,300
----------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc.*                                      739,700              20,792,967
----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                5,460,300             248,552,856
----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                   4,993,800              98,128,170
----------------------------------------------------------------------------------------------------
                                                                                       $749,078,727
----------------------------------------------------------------------------------------------------
Financial Institutions - 7.1%
----------------------------------------------------------------------------------------------------
American Express Co.                                              1,292,700             $53,853,882
----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                   5,225,900             214,366,418
----------------------------------------------------------------------------------------------------
Fannie Mae                                                        2,310,500             170,977,000
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                         2,113,000             172,209,500
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                         3,392,000             146,873,600
----------------------------------------------------------------------------------------------------
                                                                                       $758,280,400
----------------------------------------------------------------------------------------------------
Financial Services - 2.0%
----------------------------------------------------------------------------------------------------
SLM Corp.                                                         1,791,000            $214,920,000
----------------------------------------------------------------------------------------------------

Food & Beverage Products - 2.5%
----------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                         1,731,000             $91,102,530
----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                     3,921,000             173,308,200
----------------------------------------------------------------------------------------------------
                                                                                       $264,410,730
----------------------------------------------------------------------------------------------------
Healthcare - 1.3%
----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                1,249,400             $28,211,452
----------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.*                                602,100              25,637,418
----------------------------------------------------------------------------------------------------
Wellpoint Health Networks, Inc.*                                    973,600              83,087,024
----------------------------------------------------------------------------------------------------
                                                                                       $136,935,894
----------------------------------------------------------------------------------------------------
Insurance - 0.6%
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.                                 3,844,500             $62,780,685
----------------------------------------------------------------------------------------------------

Internet - 0.8%
----------------------------------------------------------------------------------------------------
Ebay, Inc.*                                                         678,100             $68,969,551
----------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                      581,300              17,351,805
----------------------------------------------------------------------------------------------------
                                                                                        $86,321,356
----------------------------------------------------------------------------------------------------
Manufacturing - 1.5%
----------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                              1,234,000            $156,063,980
----------------------------------------------------------------------------------------------------

Media - 0.3%
----------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                 950,600             $32,187,316
----------------------------------------------------------------------------------------------------

Medical & Health Products - 2.9%
----------------------------------------------------------------------------------------------------
Baxter International, Inc.                                        1,523,300             $38,600,422
----------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                             417,500              16,700,000
----------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                            756,000              39,387,600
----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                             2,203,300             119,749,355
----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                             5,158,600              95,176,170
----------------------------------------------------------------------------------------------------
                                                                                       $309,613,547
----------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 3.6%
----------------------------------------------------------------------------------------------------
Biogen, Inc.*                                                     2,341,800             $99,385,992
----------------------------------------------------------------------------------------------------
Express Scripts, Inc.*                                            1,044,900              68,378,256
----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                   2,341,800             114,115,914
----------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                           1,857,900             104,228,190
----------------------------------------------------------------------------------------------------
                                                                                       $386,108,352
----------------------------------------------------------------------------------------------------
Oil Services - 2.6%
----------------------------------------------------------------------------------------------------
BJ Services Co.*                                                  1,005,800             $40,946,118
----------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                               386,500              21,099,035
----------------------------------------------------------------------------------------------------
Noble Corp.*                                                      1,195,600              42,635,096
----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                 3,559,500             173,062,890
----------------------------------------------------------------------------------------------------
                                                                                       $277,743,139
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.2%
----------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.*                                         921,100             $35,158,387
----------------------------------------------------------------------------------------------------
Inspire Phamaceuticals, Inc.*                                       650,000               7,943,000
----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                      7,930,200             245,994,804
----------------------------------------------------------------------------------------------------
Wyeth                                                             3,655,700             160,302,445
----------------------------------------------------------------------------------------------------
                                                                                       $449,398,636
----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.0%
----------------------------------------------------------------------------------------------------
Tribune Co.                                                       2,068,200            $103,161,816
----------------------------------------------------------------------------------------------------

Restaurants & Lodging - 1.1%
----------------------------------------------------------------------------------------------------
Cendant Corp.*                                                    2,542,800             $42,719,040
----------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.                                           614,500              22,459,975
----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                  1,181,600              22,131,368
----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                            111,500               4,119,925
----------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                  1,319,500              32,513,799
----------------------------------------------------------------------------------------------------
                                                                                       $123,944,107
----------------------------------------------------------------------------------------------------
Retail - 10.5%
----------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                                            946,200             $27,014,010
----------------------------------------------------------------------------------------------------
AutoZone, Inc.*                                                     302,900              25,346,672
----------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                          1,052,400              44,032,416
----------------------------------------------------------------------------------------------------
Best Buy Co., Inc.*                                               2,103,200              81,393,840
----------------------------------------------------------------------------------------------------
CVS Corp.                                                         2,767,240              72,224,964
----------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.*                                           968,500              28,086,500
----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                  8,010,200             260,251,398
----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                     3,092,700             161,902,845
----------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                 1,031,300              43,582,738
----------------------------------------------------------------------------------------------------
Staples, Inc.*                                                    1,639,600              31,791,844
----------------------------------------------------------------------------------------------------
Target Corp.                                                      4,484,700             164,274,561
----------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                      850,400              15,477,280
----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                             2,390,600             125,769,466
----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                            1,560,600              44,367,858
----------------------------------------------------------------------------------------------------
                                                                                     $1,125,516,392
----------------------------------------------------------------------------------------------------
Telecommunications - 0.1%
----------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                             918,900             $12,754,332
----------------------------------------------------------------------------------------------------

Telecommunications & Cable - 1.2%
----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                               4,424,600            $133,224,706
----------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.0%
----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                     8,188,000             $63,620,760
----------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                      632,700              21,246,066
----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                         5,848,600              26,084,756
----------------------------------------------------------------------------------------------------
                                                                                       $110,951,582
----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.2%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                             14,241,800            $231,856,504
----------------------------------------------------------------------------------------------------

Transportation - 2.0%
----------------------------------------------------------------------------------------------------
Fedex Corp.                                                       2,497,200            $159,770,856
----------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                    817,100              51,011,553
----------------------------------------------------------------------------------------------------
                                                                                       $210,782,409
----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                    $9,890,405,283
----------------------------------------------------------------------------------------------------

Foreign Stocks - 4.5%
----------------------------------------------------------------------------------------------------
Bermuda - 0.9%
----------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                       1,168,400            $101,709,220
----------------------------------------------------------------------------------------------------

Canada - 0.7%
----------------------------------------------------------------------------------------------------
Celestica, Inc. (Electronics)*                                      318,200              $4,620,264
----------------------------------------------------------------------------------------------------
EnCana Corp. (Oils)                                               1,870,000              68,535,500
----------------------------------------------------------------------------------------------------
                                                                                        $73,155,764
----------------------------------------------------------------------------------------------------
Germany - 0.5%
----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                          1,400,000             $48,358,871
----------------------------------------------------------------------------------------------------

Ireland
----------------------------------------------------------------------------------------------------
Ryanair Holdings PLC (Airline)                                      469,700              $3,259,557
----------------------------------------------------------------------------------------------------

Netherlands - 0.3%
----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                             1,414,200             $32,257,902
----------------------------------------------------------------------------------------------------

Switzerland - 0.4%
----------------------------------------------------------------------------------------------------
Alcon, Inc. (Medical & Health Products)                              27,840              $1,183,200
----------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                           1,012,000              39,679,416
----------------------------------------------------------------------------------------------------
                                                                                        $40,862,616
----------------------------------------------------------------------------------------------------
Taiwan - 0.6%
----------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR
(Electronics)                                                     6,780,600             $68,755,284
----------------------------------------------------------------------------------------------------

United Kingdom - 1.1%
----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Medical & Health Products)                   765,600             $31,027,851
----------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC (Pharmaceuticals)                 2,500,000              16,982,054
----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications)                      3,068,046              67,220,888
----------------------------------------------------------------------------------------------------
                                                                                       $115,230,793
----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $483,590,007
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $9,634,662,342)                                      $10,373,995,290
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.9%
----------------------------------------------------------------------------------------------------
                                                          PRINCIPAL AMOUNT
ISSUER                                                     (000 Omitted)                    $ VALUE
----------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holding Corp., due 6/10/03                    $100,000             $99,962,500
----------------------------------------------------------------------------------------------------
Ford Motor Credit Corp., due 6/06/03                                    600                 599,873
----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 6/09/03 - 6/26/03               49,500              49,451,413
----------------------------------------------------------------------------------------------------
UBS Finance, Inc., due 6/02/03                                       58,859              58,856,793
----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                        $208,870,579
----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 12.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES                 $ VALUE
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                             1,280,127,337          $1,280,127,337
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $11,123,660,258)                                $11,862,993,206
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (10.9)%                                             (1,163,332,939)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $10,699,660,267
----------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.


---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 5/31/03

ASSETS

Investments, at value, including $1,269,089,629 of
securities on loan (identified cost, $11,123,660,258)     $11,862,993,206
---------------------------------------------------------------------------------------------------
Cash                                                                   51
---------------------------------------------------------------------------------------------------
Receivable for investments sold                               347,051,859
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                               186,534,715
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                               7,614,323
---------------------------------------------------------------------------------------------------
Other assets                                                       50,782
---------------------------------------------------------------------------------------------------
Total assets                                                                        $12,404,244,936
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                            $401,285,147
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                             20,842,374
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value*                 1,280,127,337
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                  187,407
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  62,469
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                    320,482
---------------------------------------------------------------------------------------------------
  Administrative fee                                                3,777
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                          1,755,676
---------------------------------------------------------------------------------------------------
Total liabilities                                                                    $1,704,584,669
---------------------------------------------------------------------------------------------------
Net assets                                                                          $10,699,660,267
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                           $17,370,142,019
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies                                                    739,349,252
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                              (7,401,517,568)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                (8,313,436)
---------------------------------------------------------------------------------------------------
Net assets                                                                          $10,699,660,267
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                             1,067,370,501
---------------------------------------------------------------------------------------------------

* Non-cash collateral not included.

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                               $6,869,787,109
---------------------------------------------------------------------------------------------------
  Shares outstanding                                          667,156,746
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $10.30
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.30)                                                $10.93
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                               $2,696,016,872
---------------------------------------------------------------------------------------------------
  Shares outstanding                                          282,989,653
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.53
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                 $881,464,915
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           92,930,001
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.49
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                 $239,252,658
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           22,958,649
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $10.42
---------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                   $6,230,983
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              660,560
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $9.43
---------------------------------------------------------------------------------------------------
  Offering price per share (100/96X$9.43)                                                     $9.82
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                   $5,897,774
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              572,405
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $10.30
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                     $498,072
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               48,520
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $10.27
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.27)                                                $10.90
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                     $162,046
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               17,030
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.52
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                     $349,838
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               36,937
---------------------------------------------------------------------------------------------------
  Net asset value and offering price price per share                                          $9.47
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529A, Class 529B, and Class 529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 5/31/03

NET INVESTMENT INCOME (LOSS)

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                    $43,385,513
---------------------------------------------------------------------------------------------------
  Interest                                                       3,020,156
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (533,679)
---------------------------------------------------------------------------------------------------
Total investment income                                                                $45,871,990
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                               $15,912,224
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                            68,510
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                4,988,945
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                        10,603,124
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                        12,729,396
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                         4,133,602
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                            14,633
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                             5,896
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            492
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            427
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            952
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     351
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                     107
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                     238
---------------------------------------------------------------------------------------------------
  Administrative fee                                               285,199
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    876,291
---------------------------------------------------------------------------------------------------
  Printing                                                         299,261
---------------------------------------------------------------------------------------------------
  Postage                                                          495,916
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     23,257
---------------------------------------------------------------------------------------------------
  Legal fees                                                        32,232
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                  5,921,751
---------------------------------------------------------------------------------------------------
Total expenses                                                 $56,392,804
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                          (2,430,412)
---------------------------------------------------------------------------------------------------
Net expenses                                                                           $53,962,392
---------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(8,090,402)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                      $34,264,268
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                   (410,471)
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                           $33,853,797
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                 $276,752,483
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                        (2,597)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                           $276,749,886
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                      $310,603,683
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                $302,513,281
---------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                SIX MONTHS                  YEAR
                                                                  ENDED                    ENDED
                                                                 5/31/03                  11/30/02
                                                               (UNAUDITED)

OPERATIONS

Net investment loss                                                $(8,090,402)            $(46,681,993)
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               33,853,797           (1,793,475,896)
--------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               276,749,886           (1,202,680,637)
----------------------------------------------------------    ----------------          ---------------
Increase (decrease) in net assets from operations                 $302,513,281          $(3,042,838,526)
----------------------------------------------------------    ----------------          ---------------
Net increase (decrease) in net assets from fund share
transactions                                                      $132,133,905            $(957,658,059)
----------------------------------------------------------    ----------------          ---------------
Total increase (decrease) in net assets                           $434,647,186          $(4,000,496,585)
----------------------------------------------------------    ----------------          ---------------

NET ASSETS

At beginning of period                                         $10,265,013,081          $14,265,509,666
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $8,313,436 and $233,034, respectively)                 $10,699,660,267          $10,265,013,081
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTSFINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the Fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

                                         SIX MONTHS                                    YEAR ENDED 11/30
                                            ENDED           -------------------------------------------------------------------
                                           5/31/03           2002           2001           2000           1999         1998
CLASS A                                  (UNAUDITED)
Net asset value, beginning of period       $9.98           $12.73         $18.47         $19.29          $16.06         $14.68
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)             $0.00*          $(0.02)        $(0.00)*       $(0.03)         $(0.01)         $0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  0.32            (2.73)         (4.02)          0.83###         4.63           3.63
--------------------------------------    ------           ------         ------         ------          ------         ------
Total from investment operations           $0.32           $(2.75)        $(4.02)         $0.80           $4.62          $3.65
--------------------------------------    ------           ------         ------         ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                 $--              $--            $--            $--          $(0.00)*       $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income          --               --             --             --           (0.00)*           --
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                --               --          (1.47)         (1.62)          (1.39)         (2.26)
--------------------------------------    ------           ------         ------         ------          ------         ------
  From paid-in capital                        --               --          (0.25)            --              --             --
--------------------------------------    ------           ------         ------         ------          ------         ------
  Total distributions declared to
  shareholders                               $--              $--         $(1.72)        $(1.62)         $(1.39)        $(2.27)
--------------------------------------    ------           ------         ------         ------          ------         ------
Net asset value, end
of period                                 $10.30            $9.98         $12.73         $18.47          $19.29         $16.06
--------------------------------------    ------           ------         ------         ------          ------         ------
Total return (%)(+)                         3.21++**       (21.60)        (24.20)          4.03           31.27          30.24
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                           SIX MONTHS                                   YEAR ENDED 11/30
                                              ENDED           -----------------------------------------------------------------
                                             5/31/03         2002           2001          2000           1999          1998
CLASS A (CONTINUED)                        (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                  0.95+            0.94           0.94           0.85            0.87           0.79
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                0.05+           (0.14)         (0.03)         (0.15)          (0.08)          0.15
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                       139              227            305            261             174             62
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                         $6,870           $6,327         $8,337         $9,243          $6,802         $3,283
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
  * Per share amount was less than $0.01.
 ** The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended May 31, 2003 would have been 3.13%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
                                         SIX MONTHS                                    YEAR ENDED 11/30
                                            ENDED           -------------------------------------------------------------------
                                           5/31/03          2002           2001           2000           1999           1998
CLASS B                                  (UNAUDITED)

Net asset value, beginning of period       $9.27           $11.89         $17.37         $18.28          $15.37         $14.23
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                     $(0.03)          $(0.08)        $(0.09)        $(0.16)         $(0.12)        $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  0.29            (2.54)         (3.77)          0.80###         4.42           3.47
--------------------------------------    ------           ------         ------         ------          ------         ------
Total from investment operations           $0.26           $(2.62)        $(3.86)         $0.64           $4.30          $3.40
--------------------------------------    ------           ------         ------         ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                               $--              $--         $(1.39)        $(1.55)         $(1.39)        $(2.26)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                        --               --          (0.23)            --              --             --
--------------------------------------    ------           ------         ------         ------          ------         ------
   Total distributions declared to
   shareholders                              $--              $--         $(1.62)        $(1.55)         $(1.39)        $(2.26)
--------------------------------------    ------           ------         ------         ------          ------         ------
Net asset value, end of period             $9.53            $9.27         $11.89         $17.37          $18.28         $15.37
--------------------------------------    ------           ------         ------         ------          ------         ------
Total return (%)                            2.80++*        (22.04)        (24.71)          3.34           30.47          29.29
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                           SIX MONTHS                                   YEAR ENDED 11/30
                                              ENDED           -----------------------------------------------------------------
                                             5/31/03         2002           2001           2000          1999           1998
CLASS B (CONTINUED)                        (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                  1.60+            1.59           1.59           1.50            1.52           1.48
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                        (0.60)+          (0.79)         (0.68)         (0.80)          (0.74)         (0.54)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                       139              227            305            261             174             62
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                         $2,696           $2,820         $4,280         $5,488          $3,608         $1,081
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
  * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended May 31, 2003 would have been 2.72%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

                                 SIX MONTHS                                        YEAR ENDED 11/30
                                   ENDED            ---------------------------------------------------------------------------
                                  5/31/03           2002             2001              2000             1999            1998
CLASS C                         (UNAUDITED)
Net asset value, beginning
of period                         $9.23            $11.84            $17.31            $18.23           $15.33          $14.23
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment loss             $(0.03)           $(0.08)           $(0.09)           $(0.16)          $(0.12)         $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                         0.29             (2.53)            (3.75)             0.79###          4.41            3.46
-----------------------------    ------            ------            ------            ------           ------          ------
Total from investment
operations                        $0.26            $(2.61)           $(3.84)            $0.63            $4.29           $3.39
-----------------------------    ------            ------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                            $--               $--               $--               $--              $--          $(0.03)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions              --                --             (1.40)            (1.55)           (1.39)          (2.26)
-----------------------------    ------            ------            ------            ------           ------          ------
  From paid-in capital               --                --             (0.23)               --               --              --
-----------------------------    ------            ------            ------            ------           ------          ------
  Total distributions
  declared to shareholders          $--               $--            $(1.63)           $(1.55)          $(1.39)         $(2.29)
-----------------------------    ------            ------            ------            ------           ------          ------
Net asset value, end
of period                         $9.49             $9.23            $11.84            $17.31           $18.23          $15.33
-----------------------------    ------            ------            ------            ------           ------          ------
Total return (%)                   2.82++*         (22.04)           (24.69)             3.32            30.49           29.27
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                        YEAR ENDED 11/30
                                    ENDED            --------------------------------------------------------------------------
                                   5/31/03           2002             2001             2000             1999            1998
CLASS C (CONTINUED)              (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA:

Expenses##                         1.60+             1.59              1.59              1.50             1.52            1.48
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss               (0.60)+           (0.79)            (0.68)            (0.80)           (0.74)          (0.54)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              139               227               305               261              174              62
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)           $881,465          $917,809        $1,446,087        $1,757,043         $965,054        $223,256
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
  * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended May 31, 2003 would have been 2.74%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

                                      SIX MONTHS                                      YEAR ENDED 11/30
                                        ENDED            ----------------------------------------------------------------------
                                       5/31/03               2002            2001            2000           1999         1998
CLASS I                              (UNAUDITED)
Net asset value, beginning of
period                                 $10.08            $12.81          $18.58          $19.38          $16.10         $14.71
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                 $0.02             $0.03           $0.05           $0.04           $0.05          $0.07
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.32             (2.76)          (4.03)           0.83###         4.67           3.61
------------------------------------   ------            ------          ------          ------          ------         ------
Total from investment operations        $0.34            $(2.73)         $(3.98)          $0.87           $4.72          $3.68
------------------------------------   ------            ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income              $--               $--             $--             $--          $(0.03)        $(0.03)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                   --                --              --              --           (0.02)            --
------------------------------------   ------            ------          ------          ------          ------         ------
  From net realized gain on
  investments and foreign
  currency transactions                    --                --           (1.53)          (1.67)          (1.39)         (2.26)
------------------------------------   ------            ------          ------          ------          ------         ------
  From paid-in capital                     --                --           (0.26)             --              --             --
------------------------------------   ------            ------          ------          ------          ------         ------
  Total distributions declared to
  shareholders                            $--               $--          $(1.79)         $(1.67)         $(1.44)        $(2.29)
------------------------------------   ------            ------          ------          ------          ------         ------
Net asset value, end
of period                              $10.42            $10.08          $12.81          $18.58          $19.38         $16.10
------------------------------------   ------            ------          ------          ------          ------         ------
Total return (%)                         3.37++*         (21.31)         (23.93)           4.39           31.90          30.56
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                     YEAR ENDED 11/30
                                          ENDED            --------------------------------------------------------------------
                                         5/31/03               2002            2001          2000           1999         1998
CLASS I (CONTINUED)                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                               0.60+             0.59            0.59            0.50            0.52           0.49
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                    0.41+             0.21            0.32            0.20            0.28           0.45
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    139               227             305             261             174             62
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                             $239,253          $196,501        $195,542        $152,515         $95,539        $54,406
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
  * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended May 31, 2003 would have been 3.30%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

                                                          SIX MONTHS ENDED                YEAR ENDED              PERIOD ENDED
                                                               5/31/03                     11/30/02                11/30/01*
CLASS J                                                      (UNAUDITED)
Net asset value, beginning of period                             $9.17                      $11.77                  $17.37
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
  Net investment loss                                           $(0.02)                     $(0.08)                 $(0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                0.28                       (2.52)                  (3.72)
                                                                ------                      ------                  ------
Total from investment operations                                 $0.26                      $(2.60)                 $(3.81)
------------------------------------------------------------    ------                      ------                  ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net realized gain on investments
  and foreign currency transactions                                $--                         $--                  $(1.53)
------------------------------------------------------------    ------                      ------                  ------
  From paid-in capital                                            --                          --                     (0.26)
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions declared to shareholders                     $--                         $--                  $(1.79)
------------------------------------------------------------    ------                      ------                  ------
Net asset value, end of period                                   $9.43                       $9.17                  $11.77
------------------------------------------------------------    ------                      ------                  ------
Total return (%)(+)                                               2.84++**                  (22.09)                 (18.10)++
                                                                                                                    ------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:
Expenses##                                                        1.60+                       1.59                    1.59+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                              (0.59)+                     (0.79)                  (0.68)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 139                         227                     305
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $6,231                      $3,284                  $6,861
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class J shares, December 18, 2000, through November 30, 2001.
 ** The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended May 31, 2003 would have been 2.75%.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
(+) Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                                PERIOD ENDED
                                                                     5/31/03
                                                                 (UNAUDITED)
CLASS R

Net asset value, beginning of period                                  $9.23
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                $(0.00)**
----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                             1.07
----------------------------------------------------------------------------
Total from investment operations                                      $1.07
----------------------------------------------------------------------------
Net asset value, end of period                                       $10.30
----------------------------------------------------------------------------
Total return (%)                                                      11.59++***
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                             1.10+
----------------------------------------------------------------------------
Net investment loss                                                   (0.09)+
----------------------------------------------------------------------------
Portfolio turnover (%)                                                  139
----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $5,898
----------------------------------------------------------------------------
  * For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
 ** Per share amount was less than $0.01 per share.
*** The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended May 31, 2003 would have been 11.51%.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                             SIX MONTHS           PERIOD           SIX MONTHS         PERIOD        SIX MONTHS         PERIOD
                               ENDED              ENDED              ENDED            ENDED            ENDED           ENDED
                              5/31/03           11/30/02*           5/31/03         11/30/02*         5/31/03        11/30/02*
                            (UNAUDITED)                           (UNAUDITED)                       (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                      CLASS 529A                          CLASS 529B                       CLASS 529C

Net asset value,
beginning of period            $9.97              $9.78              $9.26           $9.10            $9.22           $9.06
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss         $(0.01)            $(0.00)**          $(0.03)         $(0.02)          $(0.03)         $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain on
  investments and foreign
  currency                      0.31               0.19               0.29            0.18             0.28            0.18
--------------------------    ------             ------             ------          ------           ------          ------
Total from investment
operations                     $0.30              $0.19              $0.26           $0.16            $0.25           $0.16
--------------------------    ------             ------             ------          ------           ------          ------
Net asset value, end of
period                        $10.27              $9.97              $9.52           $9.26            $9.47           $9.22
--------------------------    ------             ------             ------          ------           ------          ------
Total return (%)                3.01++(+)***       1.94++(+)          2.81++***       1.76++           2.71++***       1.77++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses##                      1.20+              1.19+              1.85+           1.84+            1.85+           1.84+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.15)+            (0.16)+            (0.78)+         (0.78)+          (0.79)+         (0.81)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               139                227                139             227              139             227
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                   $498                $95               $162             $24             $350             $32
-------------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529 shares, July 31, 2002, through November 30, 2002.
 ** Per share amount was less than $0.01 per share.
*** The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended May 31, 2003 would have been 2.93%, 2.73% and 2.63% for Class 529A,
    Class 529B, and Class 529C, respectively.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary market are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and
J. P. Morgan Chase & Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2003, the value of securities loaned was $1,295,984,363. These loans were collateralized by cash of $1,280,127,337 and non-cash U.S. Treasury obligations of $15,857,026.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $107,963 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended May 31, 2003, the fund's other expenses were reduced by $2,322,449 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and capital losses.

The tax character of distributions declared for the years ended November 30, 2002 and November 30, 2001 was as follows:

                                             11/30/02            11/30/01
    Distributions declared from:
    ---------------------------------------------------------------------
      Ordinary income                             $--        $133,662,703
    ---------------------------------------------------------------------
      Long-term capital gain                       --       1,204,279,323
    ---------------------------------------------------------------------
                                                  $--      $1,337,942,026
    ---------------------------------------------------------------------
      Tax return of capital                        --         224,746,600
    ---------------------------------------------------------------------
Total distributions declared                      $--      $1,562,688,626
    ---------------------------------------------------------------------

As of November 30, 2002, the components of accumulated losses on a tax basis were as follows:

    Capital loss carryforward                            $(6,499,856,770)
    ---------------------------------------------------------------------
    Unrealized depreciation                                 (472,915,229)
    ---------------------------------------------------------------------
    Other temporary differences                                 (223,034)
    ---------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2009, ($4,199,312,443) and November 30, 2010 ($2,300,544,327).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $3,810 as a result of the change in the fund's pension liability under this plan and a pension expense of $8,577 for inactive trustees for the six months ended
May 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $225,414 and $1,009 for the six months ended May 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                            CLASS A   CLASS B   CLASS C   CLASS J   CLASS R  CLASS 529A  CLASS 529B  CLASS 529C

Distribution Fee             0.10%     0.75%     0.75%     0.75%     0.25%      0.10%       0.75%       0.75%
----------------------------------------------------------------------------------------------------------------
Service Fee                  0.25%     0.25%     0.25%     0.25%     0.25%      0.25%       0.25%       0.25%
----------------------------------------------------------------------------------------------------------------
Total
Distribution Plan            0.35%     1.00%     1.00%     1.00%     0.50%      0.35%       1.00%       1.00%
----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended
May 31, 2003, amounted to:

                            CLASS A   CLASS B   CLASS C   CLASS J   CLASS R  CLASS 529A  CLASS 529B  CLASS 529C
Service Fee
Retained by MFD              $267,150  $8,893    $6,659     $--       $--       $110         $--         $--
----------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended May 31, 2003, were as follows:

                            CLASS A   CLASS B   CLASS C   CLASS J   CLASS R  CLASS 529A  CLASS 529B  CLASS 529C
Total
Distribution Plan            0.35%     1.00%     1.00%     1.00%     0.50%      0.35%       1.00%       1.00%
----------------------------------------------------------------------------------------------------------------

Class J shares are available for distribution through The Mizuho Bank Ltd. ("Mizuho Bank") and Tokyo Mitsubishi Personal Securities ("TMPS") and their network of financial intermediaries. Mizuho Bank also serves as the fund's agent securities company in Japan, and in the capacity represents the fund before Japanese regulatory authorities. MFD will pay to Mizuho Bank and TMPS, all of the service fee and a portion of the distribution fee attributable to Class J shares. Out of the distribution fee, MFD will pay to Mizuho and TMPS 0.60% per annum of average daily net assets attributable to Class J shares and will retain the remaining 0.15%. A portion of the distribution fee equal to 0.065% per annum of the fund's average daily net assets attributable to Class J shares is paid to Mizuho Bank to cover its services as the fund's agent securities company.

Certain Class A, Class C, and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended May 31, 2003, were as follows:

                           CLASS A     CLASS B  CLASS 529B   CLASS C  CLASS 529C
Contingent Deferred
Sales Charges Imposed      $26,172  $4,035,214        $--    $62,417         $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. Government Securities, purchased option transactions, and short-term obligations aggregated to $13,086,311,303 and 13,017,572,103, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                  $11,123,660,258
    ----------------------------------------------------------------
    Gross unrealized appreciation                      $919,765,901
    ----------------------------------------------------------------
    Gross unrealized depreciation                      (180,432,953)
    ----------------------------------------------------------------
    Net unrealized appreciation                        $739,332,948
    ----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Six months ended                         Year ended
                                            5/31/03                               11/30/02
                                    SHARES            AMOUNT             SHARES              AMOUNT

CLASS A SHARES

Shares sold                       675,323,570     $6,364,387,777      1,418,358,285      $15,312,184,760
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              --                 --              2,420               23,486
---------------------------------------------------------------------------------------------------------
Shares reacquired                (641,975,674)    (6,037,028,250)    (1,439,452,936)     (15,568,436,835)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)            33,347,896       $327,359,527        (21,092,231)       $(256,228,589)
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                        16,243,821       $141,649,954         42,235,044         $447,749,366
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              --                 --              9,297               94,976
---------------------------------------------------------------------------------------------------------
Shares reacquired                 (37,633,191)      (323,794,020)       (97,772,352)        (980,984,061)
---------------------------------------------------------------------------------------------------------
Net decrease                      (21,389,370)     $(182,144,066)       (55,528,011)       $(533,139,719)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                         9,679,507        $84,273,770         22,513,715         $239,464,209
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                              --                 --              1,831               17,655
---------------------------------------------------------------------------------------------------------
Shares reacquired                 (16,239,673)      (139,368,313)       (45,149,997)        (459,128,244)
---------------------------------------------------------------------------------------------------------
Net decrease                       (6,560,166)      $(55,094,543)       (22,634,451)       $(219,646,380)
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                         6,823,917        $64,899,239         17,389,016         $211,341,294
---------------------------------------------------------------------------------------------------------
Shares reacquired                  (3,352,029)       (31,672,516)       (13,164,701)        (157,921,191)
---------------------------------------------------------------------------------------------------------
Net increase                        3,471,888        $33,226,723          4,224,315          $53,420,103
---------------------------------------------------------------------------------------------------------

CLASS J SHARES
Shares sold                           474,100         $4,297,777             56,130             $595,757
---------------------------------------------------------------------------------------------------------
Shares reacquired                    (171,561)        (1,490,131)          (280,758)          (2,803,924)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)               302,539         $2,807,646           (224,628)         $(2,208,167)
---------------------------------------------------------------------------------------------------------

                                           Period ended
                                             5/31/03*
                                     SHARES            AMOUNT

CLASS R SHARES

Shares sold                         1,288,077        $11,788,681
-----------------------------------------------------------------
Shares reacquired                    (715,672)        (6,582,895)
-----------------------------------------------------------------
Net increase                          572,405         $5,205,786
-----------------------------------------------------------------

                                           Six months ended                        Period ended
                                               5/31/03                              11/30/02**
                                       SHARES            AMOUNT             SHARES              AMOUNT

CLASS 529A SHARES

Shares sold                            40,085           $369,133              9,824              $93,536
---------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,120)           (10,488)              (269)              (2,558)
---------------------------------------------------------------------------------------------------------
Net increase                           38,965           $358,645              9,555              $90,978
---------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                            14,455           $127,029              2,620              $23,167
---------------------------------------------------------------------------------------------------------
Shares reacquired                         (23)              (198)               (22)                (302)
---------------------------------------------------------------------------------------------------------
Net increase                           14,432           $126,831              2,598              $22,865
---------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                            33,529           $287,428              3,439              $31,048
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (9)               (72)               (22)                (198)
---------------------------------------------------------------------------------------------------------
Net increase                           33,520           $287,356              3,417              $30,850
---------------------------------------------------------------------------------------------------------
 * For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
** For the period from the inception of Class 529 shares, July 31, 2002, through November 30, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $34,819 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the six months ended May 31, 2003.

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the fund, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor



(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGER
Stephen Pesek(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606         8 a.m. to 8 p.m., any
                                                    business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576         9 a.m. to 5 p.m., any
                                                    business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required    24 hours a day, 365 days a
bond outlooks                                       year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                             MIG-SEM-7/03  926M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  July 24, 2003
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  July 24, 2003
       -------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  July 24, 2003
       -------------

* Print name and title of each signing officer under his or her signature.